Financial risk management (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Value at risk	$ 314,000	$ 487,000
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 250,148	$ 125,705